Consolidation and subsidiaries - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Shares		147,192,930	147,192,930
Par value per share (USD per share)		$ 0.0001
Patria Latin American Opportunity Acquisition Corp. | Bottom of range
Disclosure of subsidiaries [line items]
Period to complete acquisition		15 months
Patria Latin American Opportunity Acquisition Corp. | Top of range
Disclosure of subsidiaries [line items]
Period to complete acquisition		21 months
IPO | Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Shares	23,000,000
Sale of stock, price per share (in dollars per share)	$ 10.00
Proceeds from issue of ordinary shares	$ 230
IPO | Class A Common Share | Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Par value per share (USD per share)	$ 0.0001
IPO | SPAC Class A Ordinary Share | Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Sale of stock, price per share (in dollars per share)	$ 11.50
Over Allotment Option | Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Shares	3,000,000